Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets [Abstract]
Schedule of Total Intangible Assets

Total intangible assets consisted of the following as of December 31, 2024 and 2023:

	December 31, 2024
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	7,774	(2,829)	4,945

	December 31, 2023
	Gross Amount	Accumulated Amortization	Net Balance
	U.S. dollars in thousands
Brands	7,774	(2,060)	5,714